SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Number of shares upon exercise
Number of shares upon exercise, Balance | shares	60,000
Number of shares upon exercise, Forfeited | shares	(20,000)
Number of shares upon exercise, Exercised | shares	(40,000)
Number of shares upon exercise, Balance | shares	0
Exercisable at end of year | shares	0
Weighted average exercise price
Weighted average exercise price, Balance | $ / shares	$ 5.94
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares	5.94
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	5.94
Weighted average exercise price, Balance | $ / shares	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares	$ 0